Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2017-C7
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276WAN7	2.379000%	33,907,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276WAP2	3.441000%	49,837,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276WAQ0	3.586000%	47,439,000.00	10,021,640.42	888,216.19	29,948.00	0.00	0.00	918,164.19	9,133,424.23	37.54%	30.00%
A-3	90276WAR8	3.418000%	177,000,000.00	118,501,925.80	0.00	337,532.99	0.00	0.00	337,532.99	118,501,925.80	37.54%	30.00%
A-4	90276WAS6	3.679000%	315,490,000.00	315,490,000.00	0.00	967,239.76	0.00	0.00	967,239.76	315,490,000.00	37.54%	30.00%
A-S	90276WAV9	4.061000%	98,005,000.00	98,005,000.00	0.00	331,665.25	0.00	0.00	331,665.25	98,005,000.00	23.72%	19.00%
B	90276WAW7	4.292000%	36,753,000.00	36,753,000.00	0.00	131,453.23	0.00	0.00	131,453.23	36,753,000.00	18.54%	14.88%
C	90276WAX5	4.720861%	35,638,000.00	35,638,000.00	0.00	140,201.71	0.00	0.00	140,201.71	35,638,000.00	13.52%	10.88%
D-RR	90276WAA5	4.720861%	21,160,000.00	21,160,000.00	0.00	83,244.52	0.00	0.00	83,244.52	21,160,000.00	10.54%	8.50%
E-RR	90276WAC1	4.720861%	17,820,000.00	17,820,000.00	0.00	70,104.79	0.00	0.00	70,104.79	17,820,000.00	8.02%	6.50%
F-RR	90276WAE7	4.720861%	17,819,000.00	17,819,000.00	0.00	70,100.85	0.00	0.00	70,100.85	17,819,000.00	5.51%	4.50%
G-RR	90276WAG2	4.720861%	8,909,000.00	8,909,000.00	0.00	35,048.46	0.00	0.00	35,048.46	8,909,000.00	4.26%	3.50%
NR-RR*	90276WAJ6	4.720861%	31,184,565.00	30,196,912.86	0.00	107,925.03	0.00	0.00	107,925.03	30,196,912.86	0.00%	0.00%
R	90276WAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			890,961,565.00	710,314,479.08	888,216.19	2,304,464.59	0.00	0.00	3,192,680.78	709,426,262.89

X-A	90276WAT4	1.113618%	623,673,000.00	444,013,566.22	0.00	412,051.22	0.00	0.00	412,051.22	443,125,350.03
X-B	90276WAU1	0.472028%	170,396,000.00	170,396,000.00	0.00	67,026.35	0.00	0.00	67,026.35	170,396,000.00
Notional SubTotal			794,069,000.00	614,409,566.22	0.00	479,077.57	0.00	0.00	479,077.57	613,521,350.03

Deal Distribution Total					888,216.19	2,783,542.16	0.00	0.00	3,671,758.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276WAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276WAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276WAQ0	211.25319716	18.72333291	0.63129493	0.00000000	0.00000000	0.00000000	0.00000000	19.35462784	192.52986425
A-3	90276WAR8	669.50240565	0.00000000	1.90696605	0.00000000	0.00000000	0.00000000	0.00000000	1.90696605	669.50240565
A-4	90276WAS6	1,000.00000000	0.00000000	3.06583334	0.00000000	0.00000000	0.00000000	0.00000000	3.06583334	1,000.00000000
A-S	90276WAV9	1,000.00000000	0.00000000	3.38416662	0.00000000	0.00000000	0.00000000	0.00000000	3.38416662	1,000.00000000
B	90276WAW7	1,000.00000000	0.00000000	3.57666667	0.00000000	0.00000000	0.00000000	0.00000000	3.57666667	1,000.00000000
C	90276WAX5	1,000.00000000	0.00000000	3.93405101	0.00000000	0.00000000	0.00000000	0.00000000	3.93405101	1,000.00000000
D-RR	90276WAA5	1,000.00000000	0.00000000	3.93405104	0.00000000	0.00000000	0.00000000	0.00000000	3.93405104	1,000.00000000
E-RR	90276WAC1	1,000.00000000	0.00000000	3.93405107	0.00000000	0.00000000	0.00000000	0.00000000	3.93405107	1,000.00000000
F-RR	90276WAE7	1,000.00000000	0.00000000	3.93405073	0.00000000	0.00000000	0.00000000	0.00000000	3.93405073	1,000.00000000
G-RR	90276WAG2	1,000.00000000	0.00000000	3.93405096	0.00000000	0.00000000	0.00000000	0.00000000	3.93405096	1,000.00000000
NR-RR	90276WAJ6	968.32881459	0.00000000	3.46084770	0.34860708	11.92925378	0.00000000	0.00000000	3.46084770	968.32881459
R	90276WAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276WAT4	711.93328270	0.00000000	0.66068472	0.00000000	0.00000000	0.00000000	0.00000000	0.66068472	710.50911300
X-B	90276WAU1	1,000.00000000	0.00000000	0.39335636	0.00000000	0.00000000	0.00000000	0.00000000	0.39335636	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	29,948.00	0.00	29,948.00	0.00	0.00	0.00	29,948.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	337,532.99	0.00	337,532.99	0.00	0.00	0.00	337,532.99	0.00
A-4	07/01/26 - 07/30/26	30	0.00	967,239.76	0.00	967,239.76	0.00	0.00	0.00	967,239.76	0.00
X-A	07/01/26 - 07/30/26	30	0.00	412,051.22	0.00	412,051.22	0.00	0.00	0.00	412,051.22	0.00
X-B	07/01/26 - 07/30/26	30	0.00	67,026.35	0.00	67,026.35	0.00	0.00	0.00	67,026.35	0.00
A-S	07/01/26 - 07/30/26	30	0.00	331,665.25	0.00	331,665.25	0.00	0.00	0.00	331,665.25	0.00
B	07/01/26 - 07/30/26	30	0.00	131,453.23	0.00	131,453.23	0.00	0.00	0.00	131,453.23	0.00
C	07/01/26 - 07/30/26	30	0.00	140,201.71	0.00	140,201.71	0.00	0.00	0.00	140,201.71	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	83,244.52	0.00	83,244.52	0.00	0.00	0.00	83,244.52	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	70,104.79	0.00	70,104.79	0.00	0.00	0.00	70,104.79	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	70,100.85	0.00	70,100.85	0.00	0.00	0.00	70,100.85	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	35,048.46	0.00	35,048.46	0.00	0.00	0.00	35,048.46	0.00
NR-RR	07/01/26 - 07/30/26	30	359,722.26	118,796.19	0.00	118,796.19	10,871.16	0.00	0.00	107,925.03	372,008.59
Totals			359,722.26	2,794,413.32	0.00	2,794,413.32	10,871.16	0.00	0.00	2,783,542.16	372,008.59

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,671,758.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,805,183.40	Master Servicing Fee	4,696.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,346.38
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	305.83
ARD Interest	0.00	Operating Advisor Fee	917.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.08
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,805,183.40	Total Fees	10,770.08

Principal		Expenses/Reimbursements
Scheduled Principal	888,216.19	Reimbursement for Interest on Advances	358.55
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,940.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	571.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	888,216.19	Total Expenses/Reimbursements	10,871.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,783,542.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	888,216.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,671,758.35
Total Funds Collected	3,693,399.59	Total Funds Distributed	3,693,399.59

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	710,314,479.08	710,314,479.08	Beginning Certificate Balance	710,314,479.08
(-) Scheduled Principal Collections	888,216.19	888,216.19	(-) Principal Distributions	888,216.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	709,426,262.89	709,426,262.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	711,531,399.74	711,531,399.74	Ending Certificate Balance	709,426,262.89
Ending Actual Collateral Balance	710,734,202.99	710,734,202.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	134,958,715.95	19.02%	15	4.8260	NAP	Defeased	5	134,958,715.95	19.02%	15	4.8260	NAP
5,000,000 or less	11	37,186,560.55	5.24%	16	4.5966	2.752133	1.40 or less	10	135,297,362.77	19.07%	15	4.7132	0.921503
5,000,001 to 10,000,000	15	111,471,760.22	15.71%	16	4.7909	1.608606	1.41 to 1.50	4	55,607,412.85	7.84%	16	4.8299	1.442033
10,000,001 to 15,000,000	4	49,245,510.94	6.94%	15	4.4406	1.940509	1.51 to 1.60	2	36,491,657.84	5.14%	16	4.2800	1.586145
15,000,001 to 20,000,000	6	113,861,253.66	16.05%	14	4.0769	2.438760	1.61 to 1.70	6	67,243,157.93	9.48%	15	4.8390	1.644406
20,000,001 to 25,000,000	6	138,117,792.72	19.47%	16	4.5537	2.313930	1.71 to 1.80	1	3,237,854.36	0.46%	16	5.4310	1.712800
25,000,001 to 30,000,000	2	56,729,464.44	8.00%	15	4.3445	2.199097	1.81 to 1.90	2	8,056,922.10	1.14%	16	4.4975	1.897087
30,000,001 to 35,000,000	1	30,455,204.41	4.29%	15	4.6180	1.354800	1.91 to 2.00	2	15,959,365.16	2.25%	17	4.9563	1.954078
35,000,001 to 40,000,000	1	37,400,000.00	5.27%	77	5.2980	2.835400	2.01 to 2.25	2	11,109,427.09	1.57%	15	4.8008	2.033311
40,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	8	99,954,386.84	14.09%	16	4.1384	2.392687
45,000,001 or Greater	0	0.00	0.00%	0	0.0000	0.000000	2.51 or greater	9	141,510,000.00	19.95%	31	4.3412	3.953542
Totals	51	709,426,262.89	100.00%	19	4.5859	2.065092	Totals	51	709,426,262.89	100.00%	19	4.5859	2.065092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	17	134,958,715.95	19.02%	15	4.8260	NAP	Totals	81	709,426,262.89	100.00%	19	4.5859	2.065092
Alabama	1	7,575,502.58	1.07%	16	5.4120	1.640600
									Property Type³
Arizona	2	3,116,190.96	0.44%	14	4.6100	1.322300
California	3	41,468,719.11	5.85%	16	4.2407	2.577788		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	7,708,607.05	1.09%	16	4.5400	1.339140		Properties	Balance	Agg. Bal.			DSCR¹
Florida	4	15,745,883.14	2.22%	16	4.6178	1.755189	Defeased	17	134,958,715.95	19.02%	15	4.8260	NAP
Georgia	5	8,158,817.95	1.15%	14	4.6100	1.322300	Industrial	2	58,085,071.86	8.19%	17	4.8911	0.010324
Idaho	1	6,907,114.16	0.97%	16	4.8400	1.966500	Lodging	7	47,827,239.08	6.74%	16	4.9685	1.875973
Illinois	1	4,361,271.74	0.61%	14	4.6100	1.322300	Mixed Use	5	114,644,306.88	16.16%	14	4.0339	2.832429
Indiana	2	40,322,916.56	5.68%	15	4.6283	1.422317	Multi-Family	4	44,313,896.38	6.25%	15	4.7288	1.518069
Kansas	1	9,052,251.00	1.28%	17	5.0450	1.944600	Office	23	156,194,638.31	22.02%	30	4.5789	1.803562
Kentucky	1	6,982,857.14	0.98%	17	4.1910	2.393900	Retail	20	141,651,468.53	19.97%	16	4.5165	1.806581
Maryland	2	5,020,902.42	0.71%	15	4.4800	1.665400	Self Storage	3	11,750,925.34	1.66%	16	4.5400	1.571326
Michigan	2	7,280,172.65	1.03%	16	4.9363	1.880097	Totals	81	709,426,262.89	100.00%	19	4.5859	2.065092
Nevada	3	37,197,142.86	5.24%	16	4.2240	3.884290
New York	4	152,485,982.98	21.49%	15	4.2545	1.126345
North Carolina	5	57,021,394.51	8.04%	56	5.0111	2.640149
Ohio	4	41,225,811.92	5.81%	16	4.7935	1.792308
Oklahoma	1	3,817,142.86	0.54%	17	4.1910	2.393900
Oregon	1	19,695,844.86	2.78%	15	4.6200	1.456900
Rhode Island	1	5,460,966.26	0.77%	16	4.8600	1.246100
South Carolina	1	4,531,428.57	0.64%	17	4.1910	2.393900
Texas	14	59,186,138.66	8.34%	15	4.6642	1.343270
Virginia	1	4,390,633.34	0.62%	16	4.4620	1.908600
Washington	2	25,753,853.10	3.63%	14	4.4497	1.906037

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	134,958,715.95	19.02%	15	4.8260	NAP	Defeased	5	134,958,715.95	19.02%	15	4.8260	NAP
	4.5000% or less	18	242,975,388.86	34.25%	15	4.0780	3.070509	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	19	215,773,419.65	30.42%	15	4.6939	1.479569	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	8	113,031,590.92	15.93%	37	5.1607	1.545913	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	2,687,147.51	0.38%	17	5.6100	2.420700	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	709,426,262.89	100.00%	19	4.5859	2.065092	49 months or greater	46	574,467,546.94	80.98%	19	4.5295	2.169925
								Totals	51	709,426,262.89	100.00%	19	4.5859	2.065092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	134,958,715.95	19.02%	15	4.8260	NAP	Defeased	5	134,958,715.95	19.02%	15	4.8260	NAP
	119 months or less	46	574,467,546.94	80.98%	19	4.5295	2.169925	Interest Only	16	222,710,000.00	31.39%	15	4.0508	3.206399
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	30	351,757,546.94	49.58%	22	4.8326	1.513697
	Totals	51	709,426,262.89	100.00%	19	4.5859	2.065092	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	709,426,262.89	100.00%	19	4.5859	2.065092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	134,958,715.95	19.02%	15	4.8260	NAP			No outstanding loans in this group
Underwriter's Information		11	135,727,944.73	19.13%	15	4.2527	3.065309
	12 months or less	33	415,501,747.85	58.57%	21	4.6292	1.870220
	13 months to 24 months	2	23,237,854.36	3.28%	17	4.3638	2.298999
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	709,426,262.89	100.00%	19	4.5859	2.065092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	333100067	OF	New York	NY	Actual/360	4.096%	88,169.38	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	08/06/26
2	303161194	RT	Various	Various	Actual/360	4.191%	72,178.33	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	08/01/26
3	303161189	MF	Various	FL	Actual/360	4.820%	224,447.44	88,448.14	0.00	N/A	12/01/27	--	54,076,482.16	53,988,034.02	08/01/26
4	28001154	OF	Various	Various	Actual/360	4.610%	116,719.28	62,915.48	0.00	N/A	10/06/27	--	29,402,379.92	29,339,464.44	08/06/26
5	407004770	IN	Rochester	NY	Actual/360	5.021%	99,824.18	45,464.38	0.00	N/A	01/06/28	--	23,088,000.31	23,042,535.93	06/06/25
6	309520006	LO	Various	Various	Actual/360	5.070%	156,146.73	70,793.90	0.00	N/A	11/01/27	--	35,765,619.36	35,694,825.46	08/01/26
8	304101818	MU	New York	NY	Actual/360	3.430%	55,232.53	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	08/09/26
9	309520009	OF	Charlotte	NC	Actual/360	5.298%	170,625.03	0.00	0.00	N/A	01/06/33	--	37,400,000.00	37,400,000.00	08/06/26
10	28001178	MF	Indianapolis	IN	Actual/360	4.618%	121,330.81	55,902.82	0.00	N/A	11/06/27	--	30,511,107.23	30,455,204.41	08/06/26
11	303161187	MU	Burbank	CA	Actual/360	4.060%	95,758.48	0.00	0.00	N/A	12/01/27	--	27,390,000.00	27,390,000.00	08/01/26
13	407004757	RT	Aurora	OH	Actual/360	4.916%	90,064.26	42,860.66	0.00	N/A	12/06/27	--	21,275,581.52	21,232,720.86	08/06/26
14	309520014	MU	Bothell	WA	Actual/360	4.330%	83,086.07	34,740.49	0.00	N/A	12/01/27	--	22,283,382.89	22,248,642.40	08/01/26
15	303161184	MU	Eugene	OR	Actual/360	4.620%	78,490.53	33,655.12	0.00	N/A	11/01/27	--	19,729,499.98	19,695,844.86	08/01/26
16	309520016	MU	Las Vegas	NV	Actual/360	4.250%	76,122.22	0.00	0.00	N/A	12/06/27	--	20,800,000.00	20,800,000.00	08/06/26
17	28001055	RT	Greensboro	NC	Actual/360	4.900%	68,823.38	29,361.06	0.00	N/A	06/06/27	--	16,311,004.56	16,281,643.50	08/06/26
18	309520018	RT	Covington	WA	Actual/360	4.500%	53,413.17	30,189.91	0.00	N/A	09/01/27	--	13,784,043.01	13,753,853.10	08/01/26
20	28001155	RT	Canton	OH	Actual/360	4.681%	46,405.40	20,869.14	0.00	N/A	11/06/27	--	11,512,526.98	11,491,657.84	08/06/26
21	309520021	RT	Carmel	IN	Actual/360	4.660%	39,723.18	31,460.90	0.00	N/A	01/01/28	--	9,899,173.05	9,867,712.15	08/01/26
22	28001186	IN	Seattle	WA	Actual/360	4.392%	45,384.00	0.00	0.00	N/A	12/06/27	--	12,000,000.00	12,000,000.00	08/06/26
23	309520023	MU	Fort Worth	TX	Actual/360	4.657%	37,611.38	19,673.55	0.00	N/A	12/06/27	--	9,378,135.57	9,358,462.02	08/06/26
24	309520024	RT	Corpus Christi	TX	Actual/360	4.882%	39,732.39	18,525.93	0.00	N/A	12/06/27	--	9,451,604.47	9,433,078.54	08/06/26
25	303161190	LO	Wichita	KS	Actual/360	5.045%	39,403.04	17,791.93	0.00	N/A	01/01/28	--	9,070,042.93	9,052,251.00	08/01/26
28	303161185	LO	Lake City	FL	Actual/360	4.675%	29,967.08	23,785.06	0.00	N/A	12/01/27	--	7,443,953.91	7,420,168.85	08/01/26
29	309520029	LO	Fayetteville	NC	Actual/360	4.950%	30,217.89	22,133.37	0.00	N/A	11/01/27	--	7,089,242.17	7,067,108.80	08/01/26
30	309520030	LO	Gulf Shores	AL	Actual/360	5.412%	35,370.13	14,110.52	0.00	N/A	12/06/27	--	7,589,613.10	7,575,502.58	08/06/26
31	28001191	LO	Meridian	ID	Actual/360	4.840%	28,846.13	14,111.37	0.00	N/A	12/06/27	--	6,921,225.53	6,907,114.16	08/06/26
32	28001175	MF	Troy	NY	Actual/360	5.050%	29,564.01	17,583.42	0.00	N/A	11/06/27	--	6,798,494.54	6,780,911.12	08/06/26
33	309311122	RT	Murrieta	CA	Actual/360	4.577%	29,649.39	11,252.27	0.00	N/A	11/01/27	--	7,522,732.05	7,511,479.78	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	407004764	IN	Sarasota	FL	Actual/360	5.040%	29,333.36	13,268.88	0.00	N/A	01/06/28	08/06/27	6,758,839.45	6,745,570.57	08/06/26
35	303161188	LO	Blythe	CA	Actual/360	4.610%	26,125.33	13,907.56	0.00	N/A	12/01/27	--	6,581,146.89	6,567,239.33	08/01/26
36	309520036	RT	Tiverton	RI	Actual/360	4.860%	22,900.69	11,121.71	0.00	N/A	12/06/27	--	5,472,087.97	5,460,966.26	08/06/26
38	309520038	OF	Plano	TX	Actual/360	4.991%	23,461.37	10,055.61	0.00	N/A	12/06/27	--	5,458,918.82	5,448,863.21	08/06/26
39	309311012	OF	Linthicum	MD	Actual/360	4.480%	19,411.65	10,918.21	0.00	N/A	11/06/27	--	5,031,820.63	5,020,902.42	08/06/26
40	309520040	MF	Lynchburg	VA	Actual/360	4.462%	16,908.25	9,945.54	0.00	N/A	12/01/27	--	4,400,578.88	4,390,633.34	08/01/26
42	309520042	SS	Livonia	MI	Actual/360	4.540%	15,826.92	6,062.87	0.00	N/A	12/01/27	--	4,048,381.16	4,042,318.29	08/01/26
43	309520043	SS	Denver	CO	Actual/360	4.540%	15,826.92	6,062.87	0.00	N/A	12/01/27	--	4,048,381.16	4,042,318.29	08/01/26
44	309520044	LO	South Haven	MI	Actual/360	5.431%	15,186.96	9,516.97	0.00	N/A	12/06/27	--	3,247,371.33	3,237,854.36	06/06/26
46	309520046	SS	Littleton	CO	Actual/360	4.540%	14,354.65	5,498.88	0.00	N/A	12/01/27	--	3,671,787.64	3,666,288.76	08/01/26
47	28001188	MF	Amelia	OH	Actual/360	5.610%	13,004.41	4,811.59	0.00	N/A	01/06/28	--	2,691,959.10	2,687,147.51	08/06/26
48	28001165	RT	Miami	FL	Actual/360	5.270%	13,160.36	0.00	0.00	N/A	11/06/27	--	2,900,000.00	2,900,000.00	07/06/26
1A	333100068				Actual/360	4.096%	88,169.38	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	08/06/26
1B	333100069				Actual/360	4.096%	10,580.33	0.00	0.00	N/A	12/06/27	--	3,000,000.00	3,000,000.00	08/06/26
1C	333100070				Actual/360	4.096%	10,580.33	0.00	0.00	N/A	12/06/27	--	3,000,000.00	3,000,000.00	08/06/26
1D	333100071				Actual/360	4.096%	10,580.33	0.00	0.00	N/A	12/06/27	--	3,000,000.00	3,000,000.00	08/06/26
1E	333100072				Actual/360	4.096%	11,356.22	0.00	0.00	N/A	12/06/27	--	3,220,000.00	3,220,000.00	08/06/26
2A	303161195				Actual/360	4.191%	43,307.00	0.00	0.00	N/A	01/01/28	--	12,000,000.00	12,000,000.00	08/01/26
2B	309520002				Actual/360	4.191%	72,178.33	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	08/01/26
2C	309520102				Actual/360	4.191%	28,871.33	0.00	0.00	N/A	01/01/28	--	8,000,000.00	8,000,000.00	08/01/26
4A	28101154				Actual/360	4.610%	66,696.73	35,951.70	0.00	N/A	10/06/27	--	16,801,360.50	16,765,408.80	08/06/26
5A	407004774				Actual/360	5.021%	99,824.18	45,464.38	0.00	N/A	01/06/28	--	23,088,000.31	23,042,535.93	06/06/25
8A	310941511				Actual/360	3.430%	55,232.53	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	08/09/26
Totals							2,805,183.40	888,216.19	0.00				710,314,479.08	709,426,262.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,513,775.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,346,319.00	11,932,686.04	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	19,952,678.80	4,240,284.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,803,971.00	(764,587.97)	01/01/26	03/31/26	12/11/25	0.00	0.00	145,016.58	2,033,001.85	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	196,065,501.40	49,788,189.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,849,406.52	1,462,501.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,973,825.66	751,188.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,662,623.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,676,514.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,698,250.58	1,022,344.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	16,904,622.00	7,716,013.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,509,672.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	5,383,504.97	1,344,980.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,508,621.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,083,639.87	664,632.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,061,583.01	520,877.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	490,801.61	155,484.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,415,051.99	1,561,692.21	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,203,378.92	1,077,808.81	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,424,607.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,100,012.00	1,101,406.64	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,393,475.06	1,149,750.71	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	929,391.72	499,784.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,573,230.67	408,207.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,183,042.23	1,275,781.61	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	550,404.87	259,117.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	847,333.03	185,156.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	3,212,193.14	1,590,602.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	482,147.53	312,028.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	541,631.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	228,693.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	587,929.26	0.00	--	--	--	0.00	0.00	24,669.17	49,394.08	0.00	0.00
46	453,263.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	509,889.08	136,356.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	218,536.70	0.00	--	--	--	0.00	0.00	13,154.12	13,154.12	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	12/11/25	0.00	0.00	145,016.58	2,033,001.85	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	323,339,520.17	88,392,287.70				0.00	0.00	327,856.46	4,128,551.90	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	3,237,854.36	0	0.00	2	46,085,071.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.585919%	4.552073%	19
07/17/26	1	3,247,371.33	1	2,900,000.00	2	46,176,000.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.586183%	4.552323%	20
06/17/26	2	6,157,333.11	0	0.00	2	46,272,963.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.586464%	4.552589%	21
05/15/26	0	0.00	0	0.00	2	46,363,083.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.586725%	4.552836%	22
04/17/26	1	3,276,633.83	0	0.00	2	46,459,267.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587002%	4.553099%	23
03/17/26	1	3,285,970.28	0	0.00	2	46,548,585.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587259%	4.553342%	24
02/18/26	0	0.00	0	0.00	2	46,656,956.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587569%	4.553636%	25
01/16/26	0	0.00	0	0.00	2	46,745,423.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587822%	4.553875%	26
12/17/25	1	2,900,000.00	0	0.00	2	46,833,509.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588074%	4.554114%	27
11/18/25	0	0.00	0	0.00	2	46,927,733.18	0	0.00	0	0.00	0	0.00	0	0.00	1	6,389,000.00	4.588342%	4.554367%	28
10/20/25	0	0.00	0	0.00	2	47,015,034.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591687%	4.557713%	29
09/17/25	0	0.00	2	47,108,501.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591946%	4.557958%	30
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
5	407004770	06/06/25	13	6	145,016.58	2,033,001.85	2,304,282.82		23,686,766.61	08/19/24	1
44	309520044	06/06/26	1	1	24,669.17	49,394.08	0.00		3,257,333.11
48	28001165	07/06/26	0	B	13,154.12	13,154.12	0.00		2,900,000.00
5A	407004774	06/06/25	13	6	145,016.58	2,033,001.85	0.00		23,686,766.61	08/19/24	1
Totals					327,856.46	4,128,551.90	2,304,282.82		53,530,866.33
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		60,427,214	60,427,214	0		0
13 - 24 Months		611,599,049	562,276,123	49,322,926		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		37,400,000	37,400,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	709,426,263	660,103,337	3,237,854	0	46,085,072	0
Jul-26	710,314,479	657,991,107	3,247,371	2,900,000	46,176,001	0
Jun-26	711,258,845	658,828,548	6,157,333	0	46,272,964	0
May-26	712,139,522	665,776,438	0	0	46,363,084	0
Apr-26	713,076,621	663,340,719	3,276,634	0	46,459,268	0
Mar-26	713,949,819	664,115,263	3,285,970	0	46,548,585	0
Feb-26	715,000,327	668,343,370	0	0	46,656,957	0
Jan-26	715,865,610	669,120,186	0	0	46,745,424	0
Dec-25	716,727,333	666,993,824	2,900,000	0	46,833,510	0
Nov-25	717,646,164	670,718,431	0	0	46,927,733	0
Oct-25	724,889,562	677,874,528	0	0	47,015,034	0
Sep-25	725,801,332	678,692,831	0	47,108,502	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	407004770	23,042,535.93	23,686,766.61	162,000,000.00	10/15/25	(1,135,468.97)	(0.63650)	03/31/26	01/06/28	255
5A	407004774	23,042,535.93	23,686,766.61	162,000,000.00	10/15/25	11,640,635.00	1.42000	09/30/17	01/06/28	255
Totals		46,085,071.86	47,373,533.22	324,000,000.00		10,505,166.03

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	407004770	IN	NY	08/19/24	1

08/05/26: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4M M rentable square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided to mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of the borrower; however, the new equity partner backed out. The parties have resumed discussions and have agreed to terms. The proposed modification/extension was approved and docs were drafted; however, the deal again failed to close. A new proposal was received to substitute a new capital partner; however, the parties were unable to agree to terms. SS is proceeding with remedies.

5A	407004774	Various	Various	08/19/24	1

08/05/26: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided t o mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of the borrower; however, the new e quity partner backed out. The parties have resumed discussions and have agreed to terms. The proposed modification/extension was approved and docs were drafted; however, the deal again failed to close.

A new proposal was received toA substitute a new c apital partner; however, the parties were unable to agree to terms. SS is proceeding with remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
24	309520024	10,590,041.89	4.88180%	0.00	4.88180%	9	12/21/20	07/06/20	02/11/20
30	309520030	8,493,049.72	5.41200%	8,493,049.72 5.41200%		10	04/01/20	04/01/20	08/11/20
Totals		19,083,091.61		8,493,049.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	407004755 12/15/23	24,130,000.00	38,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
45	303161186 10/18/24	3,465,011.15	3,600,000.00	2,548,898.95	71,540.42	2,548,898.95	2,477,358.53	987,652.62	0.00	0.00	987,652.62	24.69%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		27,595,011.15	42,400,000.00	2,548,898.95	71,540.42	2,548,898.95	2,477,358.53	987,652.62	0.00	0.00	987,652.62

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	407004755	12/26/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	303161186	10/18/24	0.00	0.00	987,652.62	0.00	0.00	987,652.62	0.00	0.00	987,652.62
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	987,652.62	0.00	0.00	987,652.62	0.00	0.00	987,652.62

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	4,970.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	4,970.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	571.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	358.55	0.00	0.00	0.00
Total	0.00	0.00	9,940.66	0.00	571.95	0.00	0.00	0.00	358.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,871.16

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2017-C7 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investorsshould refer to the Certificate Administrator's website for all such information.

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